ADVISERS INVESTMENT TRUST

JOHCM ASIA EX-JAPAN EQUITY FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.7%
China	26.1%
China Merchants Bank Co. Ltd. - Class H		169,405	$844,672
ENN Energy Holdings Ltd.		98,000	953,442
Foshan Haitian Flavouring & Food Co. Ltd. - Class A		106,550	1,628,328
Li Ning Co. Ltd.		1,133,811	2,673,528
Ping An Insurance Group Co. of China Ltd. - Class H		94,781	1,138,095
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A		20,100	477,436
Tencent Holdings Ltd.		48,100	2,171,110
Weibo Corp. - ADR(a)		15,573	678,204
Wuliangye Yibin Co. Ltd. - Class A		49,097	842,853

			11,407,668

Hong Kong	6.4%
China Mobile Ltd.		101,500	924,475
CK Hutchison Holdings Ltd.		57,116	562,993
CLP Holdings Ltd.		120,000	1,324,168
Guangdong Investment Ltd.		2,000	3,958
Hong Kong & China Gas Co. Ltd.		1,000	2,217

			2,817,811

India	23.1%
Asian Paints Ltd.		63,472	1,248,843
Bata India Ltd.		68,766	1,440,970
Dabur India Ltd.		200,737	1,164,683
ITC Ltd.		332,474	1,319,011
Kotak Mahindra Bank Ltd.		5,178	110,802
Nestle India Ltd.		9,725	1,678,317
Ramco Systems Ltd.(a)		101,331	310,111
Reliance Industries Ltd.		69,852	1,268,068
Tata Consultancy Services Ltd.		48,086	1,551,514

			10,092,319

Indonesia	6.4%
AKR Corporindo Tbk PT		3,491,136	1,010,706
Bank Central Asia Tbk PT		341,089	723,705
Gudang Garam Tbk PT		195,398	1,063,261

			2,797,672

Italy	3.0%
PRADA S.p.A.		424,800	1,313,276

Macau	3.4%
Sands China Ltd.		313,158	1,497,299

Philippines	3.2%
Jollibee Foods Corp.		252,411	1,388,297

Singapore	3.4%
Jardine Cycle & Carriage Ltd.		55,347	1,482,056

South Korea	5.4%
KB Financial Group, Inc.		6,714	266,606

ADVISERS INVESTMENT TRUST

JOHCM ASIA EX-JAPAN EQUITY FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
LG Household & Health Care Ltd.		1,231	$1,399,821
Samsung Electronics Co. Ltd.		16,553	673,789

			2,340,216

Taiwan	9.4%
Elite Material Co. Ltd.		216,307	652,553
Makalot Industrial Co. Ltd.		144,065	974,055
Nien Made Enterprise Co. Ltd.		83,601	628,498
Taiwan Semiconductor Manufacturing Co. Ltd.		239,000	1,839,083

			4,094,189

Thailand	6.4%
CP ALL PCL - REG		508,700	1,426,533
Thai Beverage PCL		2,256,130	1,384,027

			2,810,560

United Kingdom	1.5%
HSBC Holdings PLC		79,200	656,984

TOTAL COMMON STOCKS (Cost $40,664,383)			42,698,347

TOTAL INVESTMENTS (Cost $40,664,383)	97.7%		42,698,347
NET OTHER ASSETS (LIABILITIES)	2.3%		1,027,327

NET ASSETS	100.0%		$43,725,674

(a)Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

At June 30, 2019 the industry sectors for the JOHCM Asia Ex-Japan Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	8.6%
Consumer Discretionary	26.1
Consumer Staples	27.2
Energy	2.9
Financials	8.6
Health Care	1.1
Industrials	3.6
Information Technology	11.5
Materials	2.9
Utilities	5.2
Total	97.7%

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.6%
Canada	2.7%
Barrick Gold Corp.		960,511	$15,147,258

China	16.9%
China Petroleum & Chemical Corp. - ADR		124,586	8,496,765
China Petroleum & Chemical Corp. - Class H		11,831,745	8,042,624
CNOOC Ltd.		4,083,316	6,983,512
CNOOC Ltd. - ADR		88,230	15,029,981
ENN Energy Holdings Ltd.		1,497,616	14,570,300
Hengan International Group Co. Ltd.		1,392,014	10,237,362
Longfor Group Holdings Ltd.		3,452,000	13,013,992
Xinyi Energy Holdings Ltd.(a)		1,654,948	455,488
Xinyi Solar Holdings Ltd.		16,549,486	8,156,422
Zhejiang Expressway Co. Ltd. - Class H		8,671,388	9,135,723

			94,122,169

Czech Republic	1.6%
Komercni Banka A.S.		217,799	8,678,512

Hong Kong	10.3%
China Mobile Ltd.		810,655	7,383,553
China Mobile Ltd. - ADR		325,696	14,750,772
China Overseas Land & Investment Ltd.		3,430,820	12,648,670
China Overseas Property Holdings Ltd.		21,902,030	11,411,250
China Resources Land Ltd.		2,570,960	11,321,611

			57,515,856

India	16.9%
Apollo Tyres Ltd.		4,015,811	11,673,210
Container Corp. of India Ltd.		948,137	7,830,002
HDFC Bank Ltd.		158,541	20,616,672
ICICI Bank Ltd. - ADR		253,218	3,188,015
Indiabulls Housing Finance Ltd.		1,143,819	10,069,882
ITC Ltd.		1,351,975	5,363,636
Larsen & Toubro Ltd.		713,651	16,057,987
Mahindra & Mahindra Ltd.		1,270,973	12,066,671
Reliance Industries Ltd.		391,666	7,110,161

			93,976,236

Jersey	0.4%
Centamin PLC		1,624,736	2,360,454

Mexico	6.1%
Bolsa Mexicana de Valores S.A.B. de C.V.		1,882,942	3,564,040
Grupo Financiero Banorte S.A.B. de C.V., Series O		2,041,962	11,847,236
Wal-Mart de Mexico S.A.B. de C.V.		6,855,642	18,716,282

			34,127,558

Russia	5.7%
Globaltrans Investment PLC - REG - GDR		631,041	5,868,681
Mail.Ru Group Ltd. - REG - GDR(a)		239,362	6,108,518

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sberbank of Russia PJSC - ADR (London International Exchange)		1,233,947	$18,978,105
Sberbank of Russia PJSC - ADR (OTC U.S. Exchange)		36,795	562,228

			31,517,532

South Africa	6.4%
MultiChoice Group Ltd.(a)		136,512	1,298,439
Naspers Ltd. - Class N		142,015	34,478,036

			35,776,475

South Korea	16.7%
Cheil Worldwide, Inc.		372,598	9,487,188
Com2uS Corp.		57,293	5,036,366
NAVER Corp.		58,184	5,744,577
S-1 Corp.		11,071	935,807
Samsung Electronics Co. Ltd.		962,472	39,177,399
Samsung Electronics Co. Ltd. - GDR		9,930	10,098,810
SK Hynix, Inc.		79,456	4,782,568
SK Telecom Co. Ltd.		80,520	18,061,473

			93,324,188

Taiwan	6.2%
Cathay Financial Holding Co. Ltd.		6,776,579	9,381,764
Cleanaway Co. Ltd.		488,000	2,545,308
Fubon Financial Holding Co. Ltd.		4,853,500	7,164,731
MediaTek, Inc.		673,751	6,811,372
Primax Electronics Ltd.		1,567,384	2,730,098
Tong Yang Industry Co. Ltd.		4,095,621	5,920,681

			34,553,954

Turkey	1.5%
BIM Birlesik Magazalar A.S.		207,216	2,850,316
Coca-Cola Icecek A.S.		560,478	2,892,165
Turkcell Iletisim Hizmetleri A.S.		1,252,539	2,768,759

			8,511,240

United Arab Emirates	3.2%
Emaar Malls PJSC		17,015,084	9,405,715
Emaar Properties PJSC		6,966,413	8,390,064

			17,795,779

TOTAL COMMON STOCKS (Cost $501,423,614)			527,407,211

PREFERRED STOCKS	2.2%
Brazil	1.2%
Petroleo Brasileiro S.A. - ADR, 0.07%(b)		484,762	6,883,621

South Korea	1.0%
Hyundai Motor Co. Ltd., 5.05%(b)		77,333	5,297,744

TOTAL PREFERRED STOCKS (Cost $12,622,854)			12,181,365

TOTAL INVESTMENTS (Cost $514,046,468)	96.8%		539,588,576
NET OTHER ASSETS (LIABILITIES)	3.2%		17,928,715

NET ASSETS	100.0%		$557,517,291

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

(a)Non-income producing security.

(b)Current yield is disclosed. Dividends are calculated based on a percentage of issuer’s net income.

Abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

REG – Registered

At June 30, 2019 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation	% of Net Assets
Communication Services	12.7%
Consumer Discretionary	12.4
Consumer Staples	7.2
Energy	9.4
Financials	16.9
Industrials	7.6
Information Technology	12.9
Materials	3.1
Real Estate	11.9
Utilities	2.7
Total	96.8%

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.2%
Argentina	0.6%
Banco Macro S.A. - ADR		1,991	$145,044

Brazil	6.8%
Cyrela Brazil Realty SA Empreendimentos e Participacoes		72,300	391,630
Duratex S.A.		36,900	113,584
Grupo SBF S.A.(a)		49,617	184,774
Linx S.A.		12,423	115,335
Movida Participacoes S.A.(a)		21,369	82,917
Neoenergia S.A.		3,402	15,947
Sul America S.A.		38,040	371,688
TOTVS S.A.		36,372	416,484

			1,692,359

Canada	1.9%
ERO Copper Corp.(a)		14,529	246,080
Parex Resources, Inc.(a)		13,423	215,354

			461,434

Chile	1.8%
CAP S.A.		15,485	177,468
Cia Cervecerias Unidas S.A. - ADR		5,666	160,064
Vina Concha y Toro S.A.		47,664	100,938

			438,470

China	6.3%
China Conch Venture Holdings Ltd.		64,500	227,889
China Suntien Green Energy Corp. Ltd. - Class H		939,000	247,621
Chlitina Holding Ltd.		30,000	258,375
Hua Hong Semiconductor Ltd.(b)		82,972	160,597
Kingdee International Software Group Co. Ltd.		179,000	193,626
Lonking Holdings Ltd.		598,000	159,228
O-Net Technologies Group Ltd.		213,000	114,248
Silergy Corp.		9,613	188,178

			1,549,762

Greece	2.4%
JUMBO S.A.		20,853	403,103
OPAP S.A.		16,313	182,713
Star Bulk Carriers Corp.(a)		1,569	15,141

			600,957

Hong Kong	7.2%
China Overseas Grand Oceans Group Ltd.		558,000	245,724
China Overseas Property Holdings Ltd.		855,000	445,466
CIMC Enric Holdings Ltd.		208,000	167,748
Guotai Junan International Holdings Ltd.		599,000	103,518
K Wah International Holdings Ltd.		383,000	223,572

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Nissin Foods Co. Ltd.		550,000	$397,097
SITC International Holdings Co. Ltd.		210,000	213,987

			1,797,112

Hungary	0.6%
Richter Gedeon Nyrt		8,099	149,232

India	14.8%
Bata India Ltd.		22,364	468,631
Crompton Greaves Consumer Electricals Ltd.		89,956	302,340
Endurance Technologies Ltd.(b)		4,456	71,939
Godrej Properties Ltd.(a)		20,345	295,416
Info Edge India Ltd.		12,365	402,535
Inox Leisure Ltd.(a)		33,094	156,870
Ipca Laboratories Ltd.		15,985	212,527
Multi Commodity Exchange of India Ltd.		13,156	158,543
NCC Ltd.		39,999	56,469
Prestige Estates Projects Ltd.		32,401	127,839
PVR Ltd.		15,697	380,842
RBL Bank Ltd.(b)		34,467	318,892
Varun Beverages Ltd.		19,083	261,748
WNS Holdings Ltd. - ADR(a)		7,534	446,013

			3,660,604

Indonesia	4.3%
Ace Hardware Indonesia Tbk PT		1,969,400	252,317
Bumi Serpong Damai Tbk PT(a)		3,326,200	361,403
Media Nusantara Citra Tbk PT		2,058,000	151,500
PP Persero Tbk PT		923,400	144,450
Semen Indonesia Persero Tbk PT		203,300	166,569

			1,076,239

Malaysia	2.2%
Bermaz Auto Bhd.		396,700	255,347
Serba Dinamik Holdings Bhd.		305,700	298,118

			553,465

Mexico	3.1%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)		25,352	237,802
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		324,811	294,794
Industrias Bachoco S.A.B. de C.V. - Series B		23,392	97,986
Qualitas Controladora S.A.B. de C.V.		50,500	141,788

			772,370

Netherlands	0.8%
SBM Offshore N.V.		10,642	205,475

Peru	0.3%
Cia de Minas Buenaventura S.A.A. - ADR		4,870	81,183

Philippines	3.9%
Bloomberry Resorts Corp.		1,376,257	303,537
Globe Telecom, Inc.		2,240	98,895

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Megaworld Corp.		1,668,100	$198,602
Wilcon Depot, Inc.		1,088,000	356,756

			957,790

Poland	3.5%
Bank Millennium S.A.(a)		95,962	240,570
Cyfrowy Polsat S.A.		15,787	125,834
Dino Polska S.A.(a)(b)		7,570	265,401
Eurocash S.A.		41,216	227,405

			859,210

Russia	1.1%
HeadHunter Group PLC - ADR		8,415	136,744
Polymetal International PLC		10,956	138,690

			275,434

South Africa	2.0%
AngloGold Ashanti Ltd. - ADR		14,190	252,724
Barloworld Ltd.		8,030	72,974
Bidvest Group (The) Ltd.		8,815	118,503
Life Healthcare Group Holdings Ltd.		37,191	59,252

			503,453

South Korea	12.5%
Cheil Worldwide, Inc.		14,462	368,235
CJ Freshway Corp.		3,655	95,914
CJ Logistics Corp.(a)		542	63,135
Cuckoo Homesys Co. Ltd.		4,146	182,048
Douzone Bizon Co. Ltd.		5,316	286,368
Duk San Neolux Co. Ltd.(a)		10,117	146,325
Fila Korea Ltd.		2,812	186,793
GS Engineering & Construction Corp.		6,624	231,480
Hanwha Chemical Corp.		12,503	245,804
Korea Investment Holdings Co. Ltd.		1,430	99,945
Maeil Dairies Co. Ltd.		1,177	86,136
Medy-Tox, Inc.		460	179,275
MegaStudyEdu Co. Ltd.		6,754	203,851
Meritz Securities Co. Ltd.		66,981	310,932
Nasmedia Co. Ltd.		5,845	197,677
WONIK IPS Co. Ltd.		10,064	208,750

			3,092,668

Switzerland	0.7%
Wizz Air Holdings PLC(a)(b)		3,753	162,477

Taiwan	12.7%
Airtac International Group		8,268	92,637
Asia Cement Corp.		291,000	445,501
ASMedia Technology, Inc.		14,000	218,162
Chailease Holding Co. Ltd.		96,360	398,662
Chicony Power Technology Co. Ltd.		107,000	168,633

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Elan Microelectronics Corp.		66,000	$154,697
Merida Industry Co. Ltd.		49,000	289,493
Parade Technologies Ltd.		16,540	281,174
Prince Housing & Development Corp.		256,000	96,846
Realtek Semiconductor Corp.		35,000	257,490
Taiwan FamilyMart Co. Ltd.		41,000	298,331
Tong Hsing Electronic Industries Ltd.		54,000	191,246
TSC Auto ID Technology Co. Ltd.		16,000	144,239
Universal Microwave Technology, Inc.		34,000	100,162

			3,137,273

Thailand	3.2%
Com7 PCL - REG		345,400	245,528
Srisawad Corp. PCL - REG		230,020	421,900
VGI Global Media PCL - REG		447,500	131,328

			798,756

Turkey	1.0%
Turkcell Iletisim Hizmetleri A.S.		55,761	123,261
Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.(a)		141,855	113,180

			236,441

United Arab Emirates	0.9%
Aldar Properties PJSC		412,443	212,380

United Kingdom	0.6%
Avast PLC(b)		22,476	85,630
Tullow Oil PLC		24,247	64,510

			150,140

United States	1.0%
QIWI PLC - ADR		13,100	256,367

TOTAL COMMON STOCKS (Cost $21,856,737)			23,826,095

EQUITY-LINKED SECURITIES	2.9%
China	0.5%
NavInfo Co. Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 2/18/24(a)		58,356	136,792

India	2.4%
V.I.P. Industries Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 12/17/19(a)		49,602	320,129
Voltas Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 5/28/20(a)		29,211	272,273

			592,402

TOTAL EQUITY-LINKED SECURITIES (Cost $669,939)			729,194

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	0.5%
Brazil	0.5%
Marcopolo S.A.(a)		116,900	$117,206

TOTAL PREFERRED STOCKS (Cost $122,741)			117,206

TOTAL INVESTMENTS (Cost $22,649,417)	99.6%		24,672,495
NET OTHER ASSETS (LIABILITIES)	0.4%		100,716

NET ASSETS	100.0%		$24,773,211

(a)Non-income producing security.

(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

At June 30, 2019 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	8.6%
Consumer Discretionary	19.6
Consumer Staples	9.1
Energy	4.2
Financials	10.9
Health Care	3.6
Industrials	11.1
Information Technology	15.4
Materials	8.1
Real Estate	8.9
Utilities	0.1
Total	99.6%

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL EQUITY FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	92.8%
Australia	7.7%
Atlassian Corp. PLC - Class A(a)		68,300	$8,936,372
BHP Group PLC		389,724	9,972,840
Newcrest Mining Ltd.		483,758	10,850,933

			29,760,145

Canada	2.5%
First Quantum Minerals Ltd.		998,554	9,485,710

China	2.6%
Momo, Inc. - ADR		273,494	9,791,085

Denmark	2.4%
Vestas Wind Systems A/S		106,668	9,213,799

Germany	2.6%
SAP S.E.		73,294	10,064,454

Hong Kong	2.6%
Hong Kong Exchanges & Clearing Ltd.		282,923	9,988,884

Ireland	2.5%
Medtronic PLC		100,433	9,781,170

Japan	17.2%
Kao Corp.		112,900	8,597,218
Nippon Telegraph & Telephone Corp.		204,460	9,514,222
PeptiDream, Inc.(a)		185,100	9,459,732
Rakuten, Inc.		886,179	10,520,884
Recruit Holdings Co. Ltd.		287,400	9,580,444
SBI Holdings, Inc.		388,948	9,621,336
Takeda Pharmaceutical Co. Ltd.		244,200	8,659,060

			65,952,896

New Zealand	2.1%
a2 Milk Co. Ltd.(a)		836,755	8,136,098

United Kingdom	5.0%
IHS Markit Ltd.(a)		153,887	9,805,679
Rio Tinto PLC		151,323	9,378,987

			19,184,666

United States	45.6%
Accenture PLC - Class A		49,744	9,191,199
Agilent Technologies, Inc.		129,148	9,643,481
Alphabet, Inc. - Class C(a)		7,522	8,130,605
Carbon Black, Inc.(a)		554,360	9,268,899
Cboe Global Markets, Inc.		85,118	8,820,778
Citrix Systems, Inc.		92,158	9,044,386
CME Group, Inc.		48,733	9,459,563
Cree, Inc.(a)		135,934	7,636,772
Estee Lauder Cos. (The), Inc.		51,841	9,492,605
Intercontinental Exchange, Inc.		109,528	9,412,836
Intuit, Inc.		35,932	9,390,110

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL EQUITY FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Medpace Holdings, Inc.(a)		158,731	$10,384,182
Microsoft Corp.		70,689	9,469,498
Nasdaq, Inc.		91,414	8,791,284
NextEra Energy, Inc.		45,238	9,267,457
Oracle Corp.		162,369	9,250,162
PayPal Holdings, Inc.(a)		78,191	8,949,742
PRA Health Sciences, Inc.(a)		98,864	9,802,366
Thermo Fisher Scientific, Inc.		33,414	9,813,024

			175,218,949

TOTAL COMMON STOCKS (Cost $274,442,654)			356,577,856

TOTAL INVESTMENTS (Cost $274,442,654)	92.8%		356,577,856
NET OTHER ASSETS (LIABILITIES)	7.2%		27,626,334

NET ASSETS	100.0%		$384,204,190

(a)Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

At June 30, 2019 the industry sectors for the JOHCM Global Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	7.2%
Consumer Discretionary	2.7
Consumer Staples	6.8
Financials	14.6
Health Care	17.6
Industrials	7.5
Information Technology	23.7
Materials	10.3
Utilities	2.4

Total	92.8%

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	48.6%
Advertising	1.2%
Omnicom Group, Inc.		7,377	$604,545
Publicis Groupe S.A.		7,909	417,560
WPP PLC		17,923	225,383

			1,247,488

Agriculture	0.8%
Philip Morris International, Inc.		9,967	782,708

Auto Manufacturers	0.4%
Daimler A.G. - REG		8,145	453,128

Banks	2.2%
BB&T Corp.		21,538	1,058,162
Intesa Sanpaolo S.p.A.		313,544	670,991
Lloyds Banking Group PLC		855,218	614,615

			2,343,768

Beverages	0.3%
Diageo PLC		6,911	297,001

Building Materials	1.7%
Cie de Saint-Gobain		16,491	642,722
HeidelbergCement A.G.		14,309	1,157,828

			1,800,550

Chemicals	1.6%
Air Products & Chemicals, Inc.		3,010	681,374
International Flavors & Fragrances, Inc.		4,812	698,173
Linde PLC		1,650	331,320

			1,710,867

Commercial Services	2.1%
Bureau Veritas S.A.		14,352	354,463
G4S PLC		270,204	713,743
ISS A/S		18,293	552,066
Loomis AB - Class B		8,534	293,345
SGS S.A. - REG		115	292,978

			2,206,595

Cosmetics/Personal Care	0.9%
Colgate-Palmolive Co.		5,681	407,157
Unilever PLC		8,344	518,644

			925,801

Diversified Financial Services	0.6%
Julius Baer Group Ltd.(a)		13,820	615,260

Electric	0.6%
Duke Energy Corp.		7,110	627,386

Electronics	0.5%
Honeywell International, Inc.		3,161	551,879

Engineering & Construction	0.5%
Bouygues S.A.		13,468	498,792

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Food	3.8%
Danone S.A.		16,743	$1,418,366
Nestle S.A. - REG		12,531	1,297,258
Orkla ASA		23,147	205,354
Sligro Food Group N.V.		20,832	775,784
Sysco Corp.		3,521	249,005

			3,945,767

Food Service	1.3%
Compass Group PLC		27,974	670,368
Elior Group S.A.(b)		46,441	638,449

			1,308,817

Home Builders	1.1%
Sekisui House Ltd.		71,900	1,184,051

Insurance	1.3%
Allianz S.E. - REG		5,423	1,307,297

Internet	0.6%
Facebook, Inc. - Class A(a)		3,103	598,879

Investment Companies	0.8%
Investor AB - Class B		6,426	308,700
Pargesa Holding S.A. - Bearer		7,113	548,303

			857,003

Lodging	0.6%
Mandarin Oriental International Ltd.		360,800	642,224

Machinery-Diversified	0.9%
FANUC Corp.		1,500	277,280
Rockwell Automation, Inc.		3,796	621,899

			899,179

Media	0.7%
Altice Europe N.V.(a)		50,947	183,007
NOS SGPS S.A.		84,409	554,773

			737,780

Mining	2.4%
Agnico Eagle Mines Ltd.		8,980	460,135
Barrick Gold Corp.		31,454	496,472
Franco-Nevada Corp.		5,066	429,984
Fresnillo PLC		18,928	209,175
Newmont Goldcorp Corp.		11,828	455,023
Royal Gold, Inc.		4,449	455,978

			2,506,767

Miscellaneous Manufacturing	1.2%
3M Co.		4,094	709,654
Smiths Group PLC		25,665	510,085

			1,219,739

Oil & Gas	3.4%
Chevron Corp.		4,139	515,057

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Exxon Mobil Corp.		8,739	$669,669
Phillips 66		6,455	603,801
Royal Dutch Shell PLC - Class B		27,006	885,187
TOTAL S.A.		16,404	919,126

			3,592,840

Oil & Gas Services	0.5%
Schlumberger Ltd.		14,140	561,924

Packing & Containers	0.3%
Mayr Melnhof Karton A.G.		2,152	270,643

Pharmaceuticals	2.8%
GlaxoSmithKline PLC		52,356	1,048,274
Pfizer, Inc.		23,895	1,035,131
Sanofi		10,188	879,400

			2,962,805

Real Estate	2.1%
Hang Lung Properties Ltd.		507,000	1,205,891
Hongkong Land Holdings Ltd.		88,400	569,296
Hysan Development Co. Ltd.		88,000	454,549

			2,229,736

Real Estate Investment Trusts	3.6%
Columbia Property Trust, Inc.		43,102	893,936
Frasers Commercial Trust		826,100	1,019,650
JBG SMITH Properties		14,837	583,688
Weyerhaeuser Co.		45,613	1,201,446

			3,698,720

Retail	1.0%
Cie Financiere Richemont S.A. - REG		5,638	478,439
Tiffany & Co.		5,554	520,076

			998,515

Semiconductors	1.6%
Maxim Integrated Products, Inc.		5,156	308,432
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		12,723	498,360
Texas Instruments, Inc.		5,262	603,867
Xilinx, Inc.		2,531	298,455

			1,709,114

Software	2.5%
Microsoft Corp.		9,206	1,233,236
Oracle Corp.		24,108	1,373,433

			2,606,669

Telecommunications	2.2%
KDDI Corp.		49,986	1,271,962
Telefonica Deutschland Holding A.G.		168,835	471,701
Verizon Communications, Inc.		8,908	508,914

			2,252,577

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Transportation	0.5%
Kuehne + Nagel International A.G. - REG		3,457	$513,132

TOTAL COMMON STOCKS (Cost $49,122,745)			50,665,401

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	28.6%
Banks	2.9%
Bank of America Corp.
(Variable, ICE LIBOR USD 3M + 3.29%)(c)
5.13%, 06/20/24		$500,000	503,125
JPMorgan Chase & Co.,
2.55%, 10/29/20		600,000	601,472
(Variable, ICE LIBOR USD 3M + 0.70%)
3.21%, 04/01/23(c)		500,000	510,294
Wells Fargo & Co.,
2.63%, 07/22/22		300,000	302,165
(Variable, ICE LIBOR USD 3M + 3.11%)
5.90%, 06/15/24(c)		500,000	523,125
Wells Fargo Bank N.A.
2.60%, 01/15/21		600,000	602,447

			3,042,628

Commercial Services	2.1%
Service Corp. International,
5.38%, 05/15/24		250,000	257,188
4.63%, 12/15/27		550,000	561,687
Sotheby’s(b)
4.88%, 12/15/25		1,350,000	1,371,937

			2,190,812

Distribution/Wholesale	1.2%
Performance Food Group, Inc.(b)
5.50%, 06/01/24		1,200,000	1,225,500

Electrical Component & Equipments	1.0%
Energizer Holdings, Inc.,
6.38%, 07/15/26(b)		550,000	565,125
7.75%, 01/15/27(b)		400,000	432,932

			998,057

Entertainment	0.5%
Live Nation Entertainment, Inc.,
4.88%, 11/01/24(b)		200,000	205,750
5.63%, 03/15/26(b)		250,000	262,188

			467,938

Food	4.8%
Ingles Markets, Inc.
5.75%, 06/15/23		350,000	357,875
Lamb Weston Holdings, Inc.(b)
4.63%, 11/01/24		1,000,000	1,036,250

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Pilgrim’s Pride Corp.,
5.75%, 03/15/25(b)		$650,000	$659,750
5.88%, 09/30/27(b)		250,000	259,062
Post Holdings, Inc.,
5.50%, 03/01/25(b)		250,000	258,125
5.75%, 03/01/27(b)		400,000	413,000
5.63%, 01/15/28(b)		300,000	308,250
US Foods, Inc.(b)
5.88%, 06/15/24		1,670,000	1,715,925

			5,008,237

Food Service	1.1%
Aramark Services, Inc.(b)
5.00%, 02/01/28		1,150,000	1,183,063

Healthcare-Services	4.8%
Charles River Laboratories International, Inc.(b)
5.50%, 04/01/26		250,000	263,075
DaVita, Inc.
5.00%, 05/01/25		850,000	839,162
HCA, Inc.,
5.88%, 03/15/22		500,000	546,479
4.75%, 05/01/23		1,000,000	1,070,402
Tenet Healthcare Corp.,
4.75%, 06/01/20		900,000	909,000
4.50%, 04/01/21		300,000	304,875
4.63%, 07/15/24		1,000,000	1,012,500

			4,945,493

Household Products/Wares	1.6%
Central Garden & Pet Co.
5.13%, 02/01/28		1,450,000	1,424,625
Spectrum Brands, Inc.
5.75%, 07/15/25		250,000	259,688

			1,684,313

Media	3.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/27(b)		450,000	465,912
5.00%, 02/01/28(b)		200,000	204,240
CSC Holdings LLC,
6.63%, 10/15/25(b)		250,000	267,500
5.38%, 02/01/28(b)		775,000	805,031
Nexstar Broadcasting, Inc.(b)
5.63%, 08/01/24		500,000	517,980
Time Warner Cable LLC
5.00%, 02/01/20		400,000	405,259
Viacom, Inc.
(Variable, ICE LIBOR USD 3M + 3.90%)(c)
6.25%, 02/28/57		450,000	465,750

			3,131,672

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Packing & Containers	3.3%
Ball Corp.
4.00%, 11/15/23		$1,200,000	$1,240,500
Berry Global Escrow Corp.(b)
4.88%, 07/15/26		1,050,000	1,072,312
Berry Global, Inc.
6.00%, 10/15/22		200,000	204,000
Plastipak Holdings, Inc.(b)
6.25%, 10/15/25		1,050,000	950,250

			3,467,062

Pharmaceuticals	1.1%
CVS Health Corp.
3.35%, 03/09/21		1,150,000	1,165,975

Pipelines	1.2%
DCP Midstream L.P.
(Variable, ICE LIBOR USD 3M + 5.15%)(c)
7.38%, 12/15/22		1,250,000	1,228,125

TOTAL CORPORATE BONDS (Cost $29,112,362)			29,738,875

	Percentage of Net Assets	Shares	Value
EXCHANGE TRADED FUNDS	2.1%
SPDR Gold Shares		16,405	2,185,146

TOTAL EXCHANGE TRADED FUNDS (Cost $2,009,369)			2,185,146

	Percentage of Net Assets	Principal Amount	Value
FOREIGN ISSUER BONDS	10.3%
Agriculture	1.4%
BAT International Finance PLC,
2.75%, 06/15/20(b)		350,000	350,821
3.95%, 06/15/25(b)		1,000,000	1,035,079

			1,385,900

Banks	2.1%
Credit Suisse Group A.G.
(Variable, USD Swap 5Y + 4.33%)(b)(c)
7.25%, 09/12/25		500,000	537,500
Intesa Sanpaolo S.p.A.
(Variable, USD Swap 5Y + 5.46%)(b)(c)
7.70%, 09/17/25		1,000,000	982,500
UBS Group Funding Switzerland A.G.
(Variable, USD Swap 5Y + 4.34%)(c)
7.00%, 01/31/24		600,000	637,821

			2,157,821

Beverages	1.4%
Bacardi Ltd.(b)
4.70%, 05/15/28		1,390,000	1,487,069

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Food	1.3%
JBS USA LUX S.A./JBS USA Finance, Inc.(b)
6.75%, 02/15/28		$900,000	$977,625
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.(b)
6.50%, 04/15/29		375,000	407,344

			1,384,969

Pharmaceuticals	0.6%
Bausch Health Cos., Inc.(b)
5.75%, 08/15/27		600,000	630,588

Telecommunications	3.5%
Altice France S.A.(b)
8.13%, 02/01/27		700,000	735,000
Telecom Italia S.p.A.(b)
5.30%, 05/30/24		1,100,000	1,138,500
Vodafone Group PLC,
4.13%, 05/30/25		1,200,000	1,275,877
(Variable, USD Swap 5Y + 4.87%)
7.00%, 04/04/79(c)		450,000	485,946

			3,635,323

TOTAL FOREIGN ISSUER BONDS (Cost $10,198,711)			10,681,670

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	0.1%
Pipelines	0.1%
DCP Midstream L.P.
(Variable, ICE LIBOR USD 3M + 4.88%), 7.95%(c)		6,000	145,260

TOTAL PREFERRED STOCKS (Cost $138,056)			145,260

	Percentage of Net Assets	Principal Amount	Value
U.S. TREASURY OBLIGATIONS	5.0%
U.S. Treasury Notes	5.0%
1.25%, 08/31/19		800,000	798,627
2.50%, 01/31/21		3,000,000	3,031,407
2.50%, 02/28/21		1,400,000	1,415,586

			5,245,620

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,197,901)			5,245,620

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	5.3%
Northern Institutional Treasury Portfolio (Premier Class), 2.22%(d)		5,507,917	5,507,917

TOTAL SHORT-TERM INVESTMENTS (Cost $5,507,917)			5,507,917

TOTAL INVESTMENTS (Cost $101,287,061)	100.0%		104,169,889
NET OTHER ASSETS (LIABILITIES)	0.0%		22,542

NET ASSETS	100.0%		$104,192,431

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

(a) Non-income producing security.

(b) Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(c) Floating rate security. The rate presented is the rate in effect at June 30, 2019, and the related index and spread are shown parenthetically for each security.

(d) The rate presented is the 7-day current yield as of June 30, 2019.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

At June 30, 2019, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Euro	3,515,735	United States Dollar	3,994,619	09/18/2019	$(28,882)
Total						$(28,882)

At June 30, 2019, the JOHCM Global Income Builder Fund’s investments were concentrated in the following countries:

Country Allocation	Percentage of Net Assets
United States	59.7%
United Kingdom	7.8
France	6.2
Switzerland	4.7
Germany	3.3
Hong Kong	2.8
Italy	2.7
Japan	2.6
Canada	1.9
Netherlands	1.8
Bermuda	1.4
Brazil	1.3
Singapore	1.0
Sweden	0.6
Portugal	0.5
Denmark	0.5
Taiwan	0.5
Austria	0.3
Mexico	0.2
Norway	0.2

Total	100.0%

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	85.5%
Finland	5.8%
Nokian Renkaat OYJ		2,275	$71,036
Wartsila OYJ Abp		4,449	64,527

			135,563

France	10.0%
Capgemini S.E.		510	63,414
Safran S.A.		572	83,807
Sanofi		986	85,109

			232,330

Germany	7.3%
Bayer A.G. - REG		245	16,977
CECONOMY A.G.(a)		1,390	8,525
Henkel A.G. & Co. KGaA		911	83,649
SAP S.E.		432	59,321

			168,472

Hong Kong	2.0%
China Mobile Ltd.		5,167	47,062

Italy	5.4%
Enel S.p.A.		17,834	124,513

Japan	16.3%
Ain Holdings, Inc.		696	40,476
Mitsubishi Electric Corp.		3,633	47,815
Nabtesco Corp.		584	16,218
Nippon Gas Co. Ltd.		1,400	35,566
Nippon Telegraph & Telephone Corp.		1,754	81,620
Qol Holdings Co. Ltd.		3,700	56,762
Sugi Holdings Co. Ltd.		2,137	100,889

			379,346

Netherlands	4.5%
Royal Dutch Shell PLC - Class B		1,931	63,293
Wolters Kluwer N.V.		580	42,223

			105,516

Portugal	4.0%
Galp Energia SGPS S.A.		5,997	92,230

Switzerland	2.6%
Roche Holding A.G. (Genusschein)		210	59,083

United Kingdom	24.7%
B&M European Value Retail S.A.		10,522	44,537
Compass Group PLC		3,929	94,154
Experian PLC		1,388	42,023
Ferguson PLC		1,341	95,368
Johnson Matthey PLC		866	36,612
Rio Tinto PLC		963	59,687
RSA Insurance Group PLC		10,324	75,624

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sage Group (The) PLC		5,715	$58,236
Unilever N.V. - CVA		1,100	66,993

			573,234

United States	2.9%
Philip Morris International, Inc.		861	67,614

TOTAL COMMON STOCKS (Cost $1,860,829)			1,984,963

TOTAL INVESTMENTS (Cost $1,860,829)	85.5%		1,984,963
NET OTHER ASSETS (LIABILITIES)	14.5%		337,266

NET ASSETS	100.0%		$2,322,229

(a) Non-income producing security.

Abbreviations:

REG – Registered

At June 30, 2019 the industry sectors for the JOHCM International Opportunities Fund were:

Sector Allocation	% of Net Assets
Communication Services	5.5%
Consumer Discretionary	9.4
Consumer Staples	17.9
Energy	6.7
Financials	3.3
Health Care	6.9
Industrials	16.9
Information Technology	7.8
Materials	4.2
Utilities	6.9
Total	85.5%

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	88.7%
Australia	7.5%
Atlassian Corp. PLC - Class A(a)		1,498,251	$196,031,161
BHP Group Ltd.		6,975,251	201,559,500
Newcrest Mining Ltd.		10,909,783	244,711,872

			642,302,533

Canada	2.4%
First Quantum Minerals Ltd.		21,729,275	206,416,083

China	1.9%
Momo, Inc. - ADR		4,552,465	162,978,247

Denmark	5.1%
Orsted A/S(b)		2,781,444	240,510,594
Vestas Wind Systems A/S		2,316,966	200,135,542

			440,646,136

France	2.3%
L’Oreal S.A.		692,496	197,253,026

Germany	7.3%
Deutsche Boerse A.G.		1,362,008	192,663,175
SAP S.E.		1,771,426	243,245,488
Siemens A.G. - REG		1,633,276	194,262,932

			630,171,595

Hong Kong	2.3%
Hong Kong Exchanges & Clearing Ltd.		5,528,810	195,200,251

Ireland	4.7%
ICON PLC(a)		1,290,982	198,772,499
Medtronic PLC		2,123,239	206,782,246

			405,554,745

Israel	2.3%
Check Point Software Technologies Ltd.(a)		1,713,852	198,138,430

Japan	31.6%
CyberAgent, Inc.		5,276,590	191,115,188
Japan Exchange Group, Inc.		12,060,720	191,512,801
Kao Corp.		2,527,600	192,474,108
Mitsui & Co. Ltd.		11,874,700	193,184,843
Nippon Telegraph & Telephone Corp.		4,100,100	190,791,650
NTT Data Corp.		8,308,038	110,578,626
ORIX Corp.		13,236,400	197,413,451
PeptiDream, Inc.(a)		4,081,654	208,597,260
Rakuten, Inc.		19,773,715	234,757,271
Recruit Holdings Co. Ltd.		6,370,200	212,349,847
SBI Holdings, Inc.		8,629,000	213,454,000
Sekisui House Ltd.		11,725,974	193,103,620
Takeda Pharmaceutical Co. Ltd.		5,394,800	191,293,608
Terumo Corp.		6,445,600	191,906,284

			2,712,532,557

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Netherlands	4.6%
Koninklijke Ahold Delhaize N.V.		8,097,376	$182,106,460
Koninklijke DSM N.V.		1,688,301	208,678,687

			390,785,147

New Zealand	2.4%
a2 Milk Co. Ltd.(a)		21,443,887	208,507,340

Spain	4.5%
Amadeus IT Group S.A.		2,482,073	196,605,967
Siemens Gamesa Renewable Energy S.A.		11,412,295	189,722,586

			386,328,553

Switzerland	2.6%
Lonza Group A.G. - REG(a)		654,777	220,941,962

United Kingdom	4.9%
IHS Markit Ltd.(a)		3,278,956	208,935,076
Rio Tinto PLC		3,398,454	210,635,893

			419,570,969

United States	2.3%
Accenture PLC - Class A		1,058,115	195,507,908

TOTAL COMMON STOCKS (Cost $6,261,790,852)			7,612,835,482

TOTAL INVESTMENTS (Cost $6,261,790,852)	88.7%		7,612,835,482
NET OTHER ASSETS (LIABILITIES)	11.3%		966,320,112

NET ASSETS	100.0%		$8,579,155,594

(a) Non-income producing security.

(b) Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

At June 30, 2019 the industry sectors for the JOHCM International Select Fund were:

Sector Allocation	% of Net Assets
Communication Services	6.3%
Consumer Discretionary	5.0
Consumer Staples	9.1
Financials	11.5
Health Care	14.2
Industrials	14.0
Information Technology	13.3
Materials	12.5
Utilities	2.8
Total	88.7%

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.7%
Australia	1.6%
GWA Group Ltd.		1,488,416	$3,573,703

Canada	4.9%
Heroux-Devtek, Inc.(a)		310,723	4,546,182
Laurentian Bank of Canada		101,359	3,481,446
ShawCor Ltd.		197,280	2,759,856

			10,787,484

China	2.4%
Greatview Aseptic Packaging Co. Ltd.		5,379,000	3,071,078
Yestar Healthcare Holdings Co. Ltd.(a)		12,447,500	2,230,820

			5,301,898

Denmark	2.7%
Brodrene Hartmann A/S		59,015	2,840,999
Royal Unibrew A/S		41,177	3,004,773

			5,845,772

Finland	1.8%
Vaisala OYJ - Class A		154,951	3,858,666

France	6.5%
Coface S.A.		350,900	3,539,205
IPSOS		114,736	3,026,819
Lectra		141,215	3,620,979
Robertet S.A.		5,553	4,034,848

			14,221,851

Germany	4.3%
Gerresheimer A.G.		43,333	3,190,489
KWS Saat S.E.		46,775	3,414,660
SAF-Holland S.A.		239,392	2,776,569

			9,381,718

Hong Kong	7.1%
Mandarin Oriental International Ltd.		1,641,825	2,922,448
Pico Far East Holdings Ltd.		7,666,000	2,590,760
Sitoy Group Holdings Ltd.		12,048,000	2,313,453
SmarTone Telecommunications Holdings Ltd.		2,784,500	2,652,007
Vinda International Holdings Ltd.		1,718,000	2,920,624
Wasion Holdings Ltd.		5,685,000	2,081,378

			15,480,670

Ireland	2.8%
Grafton Group PLC		304,362	3,115,388
Irish Continental Group PLC		588,246	3,056,848

			6,172,236

Italy	1.9%
Banca IFIS S.p.A.		176,599	2,383,623
Biesse S.p.A.		139,467	1,788,872

			4,172,495

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Japan	17.1%
Ariake Japan Co. Ltd.		52,000	$3,279,692
Daiseki Co. Ltd.		134,600	3,363,284
EPS Holdings, Inc.		181,700	2,817,812
Fujitec Co. Ltd.		242,600	3,168,212
Kintetsu World Express, Inc.		190,300	2,479,910
Mani, Inc.		52,000	3,332,746
Rion Co. Ltd.		182,500	3,436,210
Sakata Seed Corp.		97,500	2,844,108
SHO-BOND Holdings Co. Ltd.		95,400	3,362,426
Tayca Corp.		162,700	3,721,358
Transcosmos, Inc.		132,800	2,963,565
Tsubakimoto Chain Co.		84,400	2,751,621

			37,520,944

Mexico	1.8%
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		4,276,554	3,881,345

Netherlands	2.9%
Corbion N.V.		102,417	3,335,368
Sligro Food Group N.V.		83,670	3,115,873

			6,451,241

Norway	1.7%
Borregaard ASA		316,311	3,663,526

South Korea	2.4%
Choong Ang Vaccine Laboratory		158,941	2,539,697
SK Materials Co. Ltd.		21,002	2,693,800

			5,233,497

Sweden	9.3%
Ahlstrom-Munksjo OYJ		205,680	3,386,564
Avanza Bank Holding AB		336,350	2,568,041
BioGaia AB - Class B		74,819	3,460,504
Cloetta AB - Class B		1,148,483	3,735,045
IAR Systems Group AB		137,226	3,982,534
Thule Group AB(b)		136,428	3,370,243

			20,502,931

Switzerland	8.3%
Bobst Group S.A. - REG		46,163	3,416,592
Burckhardt Compression Holding A.G.		10,294	2,736,420
Gurit Holding A.G. - Bearer		3,252	3,411,236
LEM Holding S.A. - REG		2,580	3,626,060
Valiant Holding A.G. - REG		27,421	2,977,490
Valora Holding A.G. - REG(a)		8,235	2,096,289

			18,264,087

Taiwan	7.4%
Merida Industry Co. Ltd.		621,000	3,668,878
Paiho Shih Holdings Corp.		2,179,456	3,480,449

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sinmag Equipment Corp.		733,667	$2,740,076
Tong Yang Industry Co. Ltd.		2,291,000	3,311,898
TOPBI International Holdings Ltd.		1,119,150	3,069,965

			16,271,266

Thailand	2.1%
Sahamitr Pressure Container PCL - REG		8,272,600	2,252,424
Vanachai Group PCL - REG		14,851,900	2,421,440

			4,673,864

United Kingdom	10.7%
A.G. Barr PLC		286,006	3,366,988
Bloomsbury Publishing PLC		1,161,797	3,349,213
Dart Group PLC		303,580	3,219,188
Genus PLC		106,257	3,573,240
Gooch & Housego PLC		200,863	2,946,243
Porvair PLC		588,500	4,349,668
SThree PLC		761,691	2,756,832

			23,561,372

TOTAL COMMON STOCKS (Cost $217,627,814)			218,820,566

TOTAL INVESTMENTS (Cost $217,627,814)	99.7%		218,820,566
NET OTHER ASSETS (LIABILITIES)	0.3%		664,363

NET ASSETS	100.0%		$219,484,929

(a)Non-income producing security.

(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

REG – Registered

At June 30, 2019 the industry sectors for the JOHCM International Small Cap Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	5.3%
Consumer Discretionary	12.3
Consumer Staples	11.7
Energy	1.2
Financials	6.8
Health Care	13.0
Industrials	24.1
Information Technology	10.5
Materials	14.8

Total	99.7%

ADVISERS INVESTMENT TRUST

JOHCM US SMALL MID CAP EQUITY FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.7%
Canada	1.0%
Encana Corp.		15,534	$79,690

Ireland	4.9%
Allegion PLC		2,074	229,281
Jazz Pharmaceuticals PLC(a)		1,052	149,973

			379,254

Netherlands	1.7%
Wright Medical Group N.V.(a)		4,418	131,744

United Kingdom	3.0%
Nomad Foods Ltd.(a)		10,709	228,744

United States	85.1%
Benefitfocus, Inc.(a)		4,225	114,709
BioMarin Pharmaceutical, Inc.(a)		1,094	93,701
Burlington Stores, Inc.(a)		985	167,598
Carbon Black, Inc.(a)		9,391	157,017
CommVault Systems, Inc.(a)		2,446	121,371
CONMED Corp.		1,442	123,392
First American Financial Corp.		4,259	228,708
First Republic Bank		1,964	191,785
FMC Corp.		1,899	157,522
ForeScout Technologies, Inc.(a)		4,161	140,891
Great Western Bancorp, Inc.		3,865	138,058
HD Supply Holdings, Inc.(a)		3,946	158,945
Helmerich & Payne, Inc.		1,797	90,964
Heska Corp.(a)		1,681	143,171
HubSpot, Inc.(a)		664	113,225
IBERIABANK Corp.		1,532	116,202
Jacobs Engineering Group, Inc.		2,650	223,633
Jones Lang LaSalle, Inc.		1,400	196,966
Lamb Weston Holdings, Inc.		1,828	115,822
Leidos Holdings, Inc.		3,125	249,531
Martin Marietta Materials, Inc.		781	179,716
Masco Corp.		5,317	208,639
MasTec, Inc.(a)		2,976	153,353
MGM Growth Properties LLC - Class A		4,260	130,569
Monolithic Power Systems, Inc.		824	111,883
Mosaic (The) Co.		4,832	120,945
Pacira BioSciences, Inc.(a)		2,059	89,546
Post Holdings, Inc.(a)		1,532	159,282
Rapid7, Inc.(a)		2,855	165,133
Raymond James Financial, Inc.		2,410	203,765
Sabre Corp.		7,844	174,137
SEI Investments Co.		1,762	98,848
Service Corp. International		3,720	174,022

ADVISERS INVESTMENT TRUST

JOHCM US SMALL MID CAP EQUITY FUND

SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
ServiceMaster Global Holdings, Inc.(a)		3,304	$172,105
SVB Financial Group(a)		757	170,015
Syneos Health, Inc.(a)		3,668	187,398
Tableau Software, Inc. - Class A(a)		827	137,299
Tapestry, Inc.		5,142	163,156
Terex Corp.		5,339	167,645
Tiffany & Co.		1,789	167,522
Toll Brothers, Inc.		2,944	107,809
Woodward, Inc.		1,408	159,329
Zayo Group Holdings, Inc.(a)		3,547	116,732

			6,562,059

TOTAL COMMON STOCKS (Cost $6,463,834)			7,381,491

TOTAL INVESTMENTS (Cost $6,463,834)	95.7%		7,381,491
NET OTHER ASSETS (LIABILITIES)	4.3%		332,569

NET ASSETS	100.0%		$7,714,060

(a) Non-income producing security.

At June 30, 2019 the industry sectors for the JOHCM US Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	1.5%
Consumer Discretionary	12.3
Consumer Staples	6.5
Energy	2.2
Financials	14.9
Health Care	11.9
Industrials	16.9
Information Technology	19.3
Materials	5.9
Real Estate	4.3

Total	95.7%